Annual Fund Operating Expenses	0 Months Ended
	Jun. 27, 2013
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1
Operating Expenses:
Management fee	1.26%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.23%	[1]
Total annual fund operating expenses	17.24%
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R4
Operating Expenses:
Management fee	1.26%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.10%
Other expenses	15.23%	[1]
Total annual fund operating expenses	16.84%
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3
Operating Expenses:
Management fee	1.26%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.23%	[2]
Total annual fund operating expenses	17.14%
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R5
Operating Expenses:
Management fee	1.26%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.23%	[2]
Total annual fund operating expenses	16.54%
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	1.00%
Other expenses	15.31%	[3]
Total annual fund operating expenses	17.12%
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.15%	[4]
Total annual fund operating expenses	16.71%
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R2
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	15.15%	[4]
Total annual fund operating expenses	16.46%
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R4
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.10%
Other expenses	15.15%	[4]
Total annual fund operating expenses	16.31%
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.15%	[2]
Total annual fund operating expenses	16.61%
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R5
Operating Expenses:
Management fee	0.81%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.15%	[2]
Total annual fund operating expenses	16.01%
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6
Operating Expenses:
Management fee	0.81%
Other expenses	15.15%	[5]
Total annual fund operating expenses	15.96%
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	1.00%
Other expenses	15.27%	[3]
Total annual fund operating expenses	16.97%
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.11%	[6]
Total annual fund operating expenses	16.56%
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R2
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	15.11%	[6]
Total annual fund operating expenses	16.31%
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R4
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.10%
Other expenses	15.11%	[6]
Total annual fund operating expenses	16.16%
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.11%	[2]
Total annual fund operating expenses	16.46%
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R5
Operating Expenses:
Management fee	0.70%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.11%	[2]
Total annual fund operating expenses	15.86%
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6
Operating Expenses:
Management fee	0.70%
Other expenses	15.11%	[7]
Total annual fund operating expenses	15.81%
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4
Operating Expenses:
Management fee	0.20%
Distribution and service (12b-1) fees	0.15%	[8]
Service plan fee	0.10%
Other expenses	0.37%	[9]
Acquired fund fees and expenses	1.05%	[10]
Total annual fund operating expenses	1.87%
Contractual expense reimbursement	(0.26%)	[11],[12],[13]
Total annual fund operating expenses after expense reimbursements	1.61%
(International Growth Opportunities Fund - Class C) | (International Growth Opportunities Fund) | Class C
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	1.00%
Other expenses	15.43%	[14]
Total annual fund operating expenses	17.29%
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R1
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.25%	[15]
Total annual fund operating expenses	16.86%
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R2
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	15.25%	[15]
Total annual fund operating expenses	16.61%
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R4
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.10%
Other expenses	15.25%	[15]
Total annual fund operating expenses	16.46%
(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund) | Class R3
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.25%	[16]
Total annual fund operating expenses	16.76%
(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund) | Class R5
Operating Expenses:
Management fee	0.86%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.25%	[16]
Total annual fund operating expenses	16.16%
(International Growth Opportunities Fund - Class R6) | (International Growth Opportunities Fund) | Class R6
Operating Expenses:
Management fee	0.86%
Other expenses	15.25%	[15]
Total annual fund operating expenses	16.11%
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.40%	[17]
Total annual fund operating expenses	1.65%
Contractual expense reimbursement	(0.02%)	[18]
Total annual fund operating expenses after expense reimbursements	1.63%
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I
Operating Expenses:
Management fee	0.95%
Other expenses	0.30%	[19]
Total annual fund operating expenses	1.25%
Contractual expense reimbursement	(0.02%)	[20]
Total annual fund operating expenses after expense reimbursements	1.23%
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	1.00%
Other expenses	15.35%	[3]
Total annual fund operating expenses	17.30%
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	15.20%	[16]
Total annual fund operating expenses	16.90%
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R2
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	15.20%	[16]
Total annual fund operating expenses	16.65%
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R4
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.10%
Other expenses	15.20%	[16]
Total annual fund operating expenses	16.50%
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	15.20%	[16]
Total annual fund operating expenses	16.80%
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R5
Operating Expenses:
Management fee	0.95%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	15.20%	[16]
Total annual fund operating expenses	16.20%
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6
Operating Expenses:
Management fee	0.95%
Other expenses	15.20%	[5]
Total annual fund operating expenses	16.15%

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1 and Class R4 shares.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[4]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares.
[5]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[6]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2 and Class R4 shares
[7]	"Other expenses" have been estimated fees for the first year of operations of the fund's Class R6 shares.
[8]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through December 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[9]	"Other expenses" have been estimated for the first year of operations of the fund's Class R4 shares.
[10]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[11]	The advisor has contractually agreed to reimburse the fund for certain fund expenses (excluding certain expenses such as advisory fees, transfer agent fees and service fees, Rule 12b-1 fees, brokerage commissions, interest expense, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees and expenses) that exceed 0.04% of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.
[12]	The advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[13]	The advisor has agreed to contractually limit certain class-specific expenses to 0.42% for Class R4 shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[14]	"Other Expenses" have been estimated for the fund's first year of operations
[15]	"Other expenses" have been estimated for the fund's first year of operations.
[16]	"Other expenses" have been estimated for the classes' first year of operations.
[17]	"Other expenses" have been estimated for the first year of operations of the fund's Class A shares.
[18]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.63% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.
[19]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[20]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.23% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred to the extent that the fund is below its expense limitation during this period.